Non-Controlling Interests - Schedule of Material Non-Controlling Interests (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)				RM 400
Profit allocated to NCI (RM)				310,846
Total comprehensive income allocated to NCI (RM)				RM 310,846
ARB Lab [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)	RM 400		RM 400	RM 400
Profit allocated to NCI (RM)
Total comprehensive income allocated to NCI (RM)
ARB WMS [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)
Profit allocated to NCI (RM)				(1,775)
Total comprehensive income allocated to NCI (RM)				RM (1,775)
ARB Distribution [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)
Profit allocated to NCI (RM)				312,621
Total comprehensive income allocated to NCI (RM)				RM 312,621